License Agreements (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended		33 Months Ended	1 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended		1 Months Ended
	Jun. 28, 2012	Jul. 31, 2012	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 License Agreement OPKO	Dec. 31, 2012 License Agreement OPKO Maximum	Dec. 31, 2010 License Agreement OPKO Junior Preferred Stock	Nov. 30, 2012 License Agreement Amgen, Inc	Mar. 31, 2011 License Agreement Amgen, Inc	Dec. 31, 2011 License Agreement Amgen, Inc	Dec. 31, 2012 License Agreement Amgen, Inc Maximum	Jun. 30, 2012 License Agreement Merck Sharp & Dohme Corp	Dec. 31, 2012 License Agreement Merck Sharp & Dohme Corp Maximum	Oct. 31, 2012 License Agreement AstraZeneca UK Limited item
License Agreements
Amount paid upon signing the agreement										$ 6,000,000
Number of shares issued	6,000,000	6,430,183										1,500,000
Fair value of shares issued						630,000			630,000			630,000
Amount required to be paid for development milestones if specified regulatory and initial commercial sales milestones are achieved											30,000,000
Additional milestone payments required if specified levels of annual net sales of rolapitant are achieved											85,000,000
Acquired in-process research and development expense			1,000,000	7,000,000	500,000	6,630,000	8,000,000	500,000	15,130,000	6,600,000				500,000			7,000,000
Up-front fees paid															500,000				400,000
Milestone payments required, if specified clinical development, regulatory, initial commercialization and annual net product sales milestones are achieved																137,000,000
Additional milestone payment													1,000,000
Up-front fees payable																	7,000,000
Amount required to be paid for development and regulatory milestones for the first indication																		57,000,000
Amount required to be paid for development and regulatory milestones for each successive indication																		29,500,000
Amount required to be paid for one-time sales milestones based on the achievement of annual sales objectives																		$ 87,500,000
Number of non-exclusive license agreements entered into by the entity																			2